Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense (benefit) for each of the years ended December 31 consists of the following:

(Dollars in thousands)	2023	2022

Federal	$—	$—
State	40	42
Deferred	(1,107)	(1,388)
Total	$(1,067)	$(1,346)

Schedule of Deferred Income Tax Expense

The significant components of deferred income tax expense (benefit) from operations for each of the years ended December 31 consists of the following:

(Dollars in thousands)	2023	2022

Deferred tax expense (benefit)	$2,566	$(12,760)
Net operating loss carry forward	(9,813)	(7,359)
Valuation allowance	6,140	18,731
	$(1,107)	$(1,388)

Schedule of Effective Income Tax Rate

The Company’s effective income tax rate from operations differed from the Federal statutory rate for each of the years ended December 31 as follows:

	2023	2022
Federal statutory tax rate	21%	21%
Change in valuation allowance	(15)	(17)
State taxes, net of federal benefit	—	—
Expiration of stock option	(1)	—
Loss on extinguishment of debt	(1)	(2)
Other deferred Adjustments	(1)	(1)
Tax rate	3%	1%

Schedule of Deferred Tax Assets

(Dollars in thousands)	2023	2022

Deferred tax assets:
Accruals and reserves	$274	$251
Net operating loss	28,951	19,137
Property, plant and equipment	5,777	10,093
Stock options	1,562	996
Research and development tax credit	227	174
Deferred tax assets	36,791	30,651
Valuation allowance	(36,791)	(30,651)
Deferred tax assets, net of valuation allowance	—	—

Deferred tax liabilities:
Intangibles	(7,779)	(8,886)
Deferred tax liabilities	(7,779)	(8,886)
Deferred tax liabilities, net	$(7,779)	$(8,886)

Schedule of Deferred Tax Asset Valuation Allowance

(Dollars in thousands)	2023	2022

Valuation allowance, beginning of year	$30,651	$11,921
Net operating (loss) income	9,813	7,361
Property, plant and equipment	(4,316)	10,093
Stock options	566	996
Research and development credit	53	30
Accrued expenses	24	250
Valuation allowance, end of year	$36,791	$30,651